Income Tax (Details) - Schedule of tax reconciliation and the impact of the unrecognized deferred tax assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Tax Reconciliation And The Impact Of The Unrecognized Deferred Tax Assets Abstract
Loss for the year	$ (44,044)	$ (29,002)	$ (28,662)
Income tax expense	0	0	0
Loss before income tax	(44,044)	(29,002)	(28,662)
Tax using the MDxHealth’s domestic tax rate (25.00% in 2022, 2021, and 2020)	11,011	7,251	7,166
Effect of unused tax losses not recognized as deferred tax assets	$ (11,011)	$ (7,251)	$ (7,166)